Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Intangible Assets And Goodwill [Line Items]
Amortization expense	$ 400,000	$ 400,000	$ 1,500,000	$ 1,900,000	$ 1,700,000
Cumulative impairment of goodwill	5,400,000		5,400,000
Impairment of long-lived assets			3,292,000	3,834,000
Impairment of Intangible Assets
Intangible Assets And Goodwill [Line Items]
Impairment of long-lived assets				$ 1,782,000
Trademarks
Intangible Assets And Goodwill [Line Items]
Amortization period	20 years		20 years